SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Schedule of Analysis of Groups Customers
The following is an analysis of the Group's customers who represent more than 10% of the total sales:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5	2 0 1 7
	NIS	NIS	NIS	US Dollars

Customer A	50,053	46,171	57,161	14,437

Schedule of Revenues from Principal Products
Revenues from major groups of products that contributed 10% or more to the Group's total revenues in 2015-2017 are as follows:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5	2 0 1 7
	NIS	NIS	NIS	US Dollars

Canned Vegetables and Pickles	38,545	41,991	41,161	11,118

Dairy and Dairy Substitute Products	118,800	108,250	100,321	34,266

Canned Fish	50,684	45,111	35,910	14,619